Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Net income (loss)	$ (25)	$ 717
Environmental expenditures	(22)	(24)
Adjustments for non-cash items:
Depreciation and amortization (Note 5)	740	720
Regulatory assets and liabilities	35	112
Deferred income taxes	909	96
Other	17	10
Changes in non-cash balances related to operations (Note 27)	(50)	63
Net cash from operating activities	1,604	1,694
Financing activities
Long-term debt issued	1,400	0
Long-term debt repaid	(753)	(602)
Short-term notes issued	4,242	3,795
Short-term notes repaid	(3,916)	(3,338)
Promissory note issued (Note 26)	0	486
Promissory note repaid (Note 26)	0	(486)
Return of stated capital	(544)	(535)
Preferred shares issued	0	486
Dividends paid	(15)	(15)
Distributions paid to noncontrolling interest	(8)	(6)
Change in bank indebtedness	(3)	3
Other	(6)	0
Net cash from (used in) financing activities	397	(212)
Investing activities
Property, plant and equipment	(1,411)	(1,456)
Intangible assets	(120)	(80)
Capital contributions received (Note 27)	7	9
Other	15	(3)
Net cash used in investing activities	(1,509)	(1,530)
Net change in cash and cash equivalents	492	(48)
Cash and cash equivalents, beginning of year	0	48
Cash and cash equivalents, end of year	$ 492	$ 0